Related Party Transactions - Schedule of Due to a Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Due to a Related Party [Line Items]
Due to a related party	$ 1,698,379	$ 1,076,516
Qiaoling Lu [Member]
Schedule of Due to a Related Party [Line Items]
Due to a related party	$ 1,698,379	$ 1,076,516